Subordinated liabilities - HSBC's subordinated liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial liabilities [line items]
Financial liabilities	$ 2,882,187	$ 2,682,252
Subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	37,581	35,275
Subordinated liabilities | HSBC Subsidiaries
Disclosure of financial liabilities [line items]
Financial liabilities	2,978	3,144
Subordinated liabilities | HSBC Holdings
Disclosure of financial liabilities [line items]
Financial liabilities	34,603	32,131
At amortised cost | Subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	28,406	25,958
At amortised cost | – subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	27,467	25,080
At amortised cost | – preferred securities
Disclosure of financial liabilities [line items]
Financial liabilities	939	878
Financial liabilities designated at fair value
Disclosure of financial liabilities [line items]
Financial liabilities	158,456	138,727
Financial liabilities designated at fair value | Subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	9,175	9,317
Financial liabilities designated at fair value | – subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	$ 9,175	$ 9,317